Capitalized Software and Content, Net - Narrative (Details) - USD ($) $ in Millions	6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Capitalized software and content amortization expense	$ 4.1	$ 3.9	$ 8.0	$ 5.6
Accumulated costs not yet placed in service	$ 1.5		$ 3.0	$ 2.1